Document and Entity Information	6 Months Ended
Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	ZIM CORP
Entity Central Index Key	0001124160
Document Type	6-K
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2014